Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Investment on credit risk	$ 15.7	$ 14.9
Financial institution and Brazilian Government [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	195.2	222.5
Two Financial Institutions [Member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	$ 30.1	$ 121.4